Finance income (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Finance income

	For the year ended 31 December
In USD	2021	2020	2019
Interest income	128,421	546,872	303,753
Dividend income	53,755	42,878	53,108

	182,176	589,750	356,861